Debt issues - US commercial paper (Details) - US commercial paper - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Debt issues
Maximum amount outstanding at any month end, short-term borrowings	$ 28,331	$ 27,456	$ 36,478
Approximate average amount outstanding, short-term borrowings	$ 23,315	$ 23,025	$ 26,351
Approximate weighted average interest rate on average amount outstanding, short-term borrowings	2.00%	1.30%	0.70%
Approximate weighted average interest rate on amount outstanding as at end of the year, short-term borrowings	2.50%	1.20%	0.90%